PARENT COMPANY INFORMATION - Statement of Cash Flows of Constellium SE (parent company only) (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of condensed financial information of parent company [line items]
Net income		€ 262	€ (17)	€ 64
Adjustments
Finance costs - net		167	159	175
Income tax benefit		55	(17)	18
Change in working capital
Trade receivables and other		(227)	36	104
Trade payables and other		396	(38)	(31)
Interest paid		(128)	(140)	(158)
Income tax received		3	9	(6)
Net cash flows from operating activities		357	334	447
Net cash flows used in investing activities		(221)	(176)	(353)
Proceeds from issuance of Senior Notes	€ 290	712	290	0
Repayments of Senior Notes		(1,041)	(200)	(100)
Net cash flows (used in) / from financing activities		(435)	101	(76)
Net (decrease) / increase in cash and cash equivalents		(299)	259	18
Cash and cash equivalents - beginning of period	184	439	184	164
Cash and cash equivalents - end of year		147	439	184
Parent
Disclosure of condensed financial information of parent company [line items]
Net income		16	32	37
Adjustments
Finance costs - net		(7)	(31)	(41)
Dividends received		0	0	0
Income tax benefit		(26)	(15)	(18)
Change in working capital
Trade receivables and other		0	(2)	27
Trade payables and other		1	0	2
Interest paid		(100)	(114)	(115)
Interest received		114	139	143
Income tax received		7	18	50
Net cash flows from operating activities		5	27	85
Investments in subsidiaries		0	0	0
Current account with subsidiaries and related parties		3	29	(135)
Loans granted to subsidiaries and related parties		(892)	(290)	0
Repayment of loans granted to subsidiaries and related parties		1,241	150	150
Net cash flows used in investing activities		352	(111)	15
Proceeds from issuance of Senior Notes		712	290	0
Repayments of Senior Notes		(1,041)	(200)	(100)
Payment of exit fees		(15)	0	0
Payment of deferred financing costs		(13)	(6)	0
Realized foreign exchange gains / (losses)		0	0	0
Net cash flows (used in) / from financing activities		(357)	84	(100)
Net (decrease) / increase in cash and cash equivalents		0	0	0
Cash and cash equivalents - beginning of period	€ 0	0	0	0
Cash and cash equivalents - end of year		€ 0	€ 0	€ 0